UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York — 90.4%
Corporate — 7.3%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (a)	$2,000	$2,186,620
British Airways PLC Project, 5.25%, 12/01/32	1,000	961,950
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	2,500	2,663,500
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	1,520	1,555,994
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	783,562
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	386,991
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	250	250,118
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	1,000	1,005,170
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,000	5,498,650
5.50%, 10/01/37	780	877,781
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,400	1,363,558

		17,533,894

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District — 23.8%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	$620	$660,306
City of New York New York, GO, Fiscal 2014, Series I, Sub-series I-1, 5.00%, 3/01/36	1,500	1,621,755
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25	1,280	1,525,837
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	425,968
Sub-Series A-1, 5.00%, 10/01/34	600	647,814
Sub-Series D-1, 5.00%, 8/01/31	690	756,792
Sub-Series I-1, 5.38%, 4/01/36	2,650	3,006,372
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	3,200	3,307,200
5.00%, 11/15/44	1,500	1,540,470
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,004,871
5.00%, 7/01/33	400	425,872
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	5,000	1,141,100
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	1,500	283,455
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	773,374
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	2,600	2,411,890
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	670	673,611

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	$500	$542,125
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	225,428
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2014:
Sub-Series A1, 5.00%, 11/01/38	1,000	1,078,920
Sub-Series B-1, 5.00%, 11/01/36	680	744,818
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	516,045
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	6,056,386
(AGC), 5.00%, 2/15/47	1,000	1,018,600
(AGM), 5.00%, 2/15/47	1,050	1,069,530
(NPFGC), 4.50%, 2/15/47	3,065	3,019,087
Senior, Fiscal 2012, 5.75%, 2/15/47	100	109,835
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,019,066
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,289,424
4 World Trade Center Project, 5.00%, 11/15/31	860	922,410
4 World Trade Center Project, 5.00%, 11/15/44	830	858,112
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,461,431
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	431,073
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,239,635
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,741,345
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	$335	$343,978
State of New York Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5	5,441

		56,899,376

Education — 15.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	313,092
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	890	895,020
South Bronx Charter School for International Cultures and the Arts Project, 5.00%, 4/15/43	1,000	779,470
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	540,970
City of New York New York Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A:
4.75%, 12/01/39	1,550	1,587,789
5.00%, 12/01/39	1,325	1,378,570
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,280	4,446,834
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,076,030
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	401,764

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	$240	$255,144
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,032,510
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	368,280
5.00%, 7/01/42	220	221,610
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,058,280
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	530,220
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	491,783
State of New York Dormitory Authority, RB:
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	591,010
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,153,895
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	784,792
Teachers College, Series B, 5.00%, 7/01/42	450	474,854
The New School (AGM), 5.50%, 7/01/43	1,000	1,074,720
University of Rochester, Series A, 0.00%, 7/01/39 (c)	1,000	1,059,600
University of Rochester, Series B, 5.00%, 7/01/39	550	581,768
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,213,400
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Brooklyn Law School, 5.75%, 7/01/33	$475	$502,227
Culinary Institute of America, 5.00%, 7/01/42	300	305,049
Fordham University, 5.00%, 7/01/44 (d)	850	904,655
New York University, Series A, 5.00%, 7/01/42	1,000	1,073,980
Rochester Institute of Technology, 5.00%, 7/01/34	750	805,485
Rochester Institute of Technology, 5.00%, 7/01/38	310	327,785
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,532,328
Skidmore College, Series A, 5.25%, 7/01/29	135	148,553
St. John's University, Series A, 5.00%, 7/01/27	450	496,633
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,356,016
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,323,041
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	951,492
Teachers College, 5.50%, 3/01/39	850	904,026

		36,942,675

Health — 16.6%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,068,550
City of New York New York Industrial Development Agency, RB:
PSCH, Inc. Project, 6.38%, 7/01/33	2,555	2,537,064
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	485	484,922

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
City of New York New York Industrial Development Agency, RB (concluded):
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	$1,765	$1,764,718
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program:
Series A-1 (ACA), 4.38%, 7/01/20	1,000	890,000
Series A-1 (ACA), 4.50%, 7/01/30	210	159,835
Series C-1 (ACA), 5.10%, 7/01/31	525	444,796
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	324,450
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	245	245,466
6.00%, 2/01/28	185	185,142
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	499,975
5.00%, 12/01/32	580	559,491
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	330	298,412
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,172,755
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	500,147
Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	$845	$817,157
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program Series D-1:
6.50%, 7/01/17	115	114,982
(ACA), 4.90%, 7/01/21	330	308,788
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	319,127
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,075	3,192,772
Series B, 6.00%, 11/01/30	375	418,478
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	315,144
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	645,541
5.00%, 1/01/28	930	963,266
5.00%, 1/01/34	875	896,114
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project:
4.50%, 7/01/32	3,225	2,804,137
5.00%, 7/01/42	540	475,934
State of New York Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,075	1,151,432
Healthcare, Series A, 5.00%, 3/15/38	250	272,068
Hudson Valley Hospital (BHAC) (FSA), 5.00%, 8/15/36	750	792,683
Mental Health Services (AGM), 5.00%, 8/15/18 (e)	5	5,816
Mental Health Services (AGM), 5.00%, 2/15/22	995	1,127,922

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	$700	$752,619
New York University Hospitals Center, Series A, 5.75%, 7/01/31	1,055	1,154,307
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	578,781
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,675	1,780,759
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	1,725	1,860,913
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	302,893
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,778,700
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,536,000
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,632,300
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,069,290
St. Luke's Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	519,975

		39,723,621

Housing — 3.6%
City of New York New York Housing Development Corp., RB, M/F Housing, Series C, AMT, 5.05%, 11/01/36	1,220	1,234,189
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	587,878
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,665,387
Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	$1,000	$1,001,450
State of New York HFA, RB, M/F Housing Series A AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	881,930
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,014,240
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	646,535
Watergate II, 4.75%, 2/15/34	580	580,070

		8,611,679

State — 5.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2013, Series S-1, 4.00%, 7/15/42	750	733,785
State of New York, GO, Series A, 5.00%, 2/15/39	750	827,242
State of New York Dormitory Authority, ERB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,058,310
State of New York Dormitory Authority, RB, General Purpose, Series E, 5.00%, 2/15/29	1,715	1,901,815
State of New York Dormitory Authority, Refunding RB, General Purpose, Series D, 5.00%, 2/15/33	750	814,965
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,081,600
State of New York Urban Development Corp., RB, Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,763,545
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,685	1,934,532
University Facilities Grants, 5.50%, 1/01/19	3,500	4,018,280

		14,134,074

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation — 10.6%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	$500	$562,035
Series A1, 5.25%, 11/15/33	540	597,083
Series C, 6.50%, 11/15/28	1,760	2,086,779
Series E, 5.00%, 11/15/38	2,350	2,493,609
Series H, 5.00%, 11/15/25	1,000	1,131,550
Series H, 5.00%, 11/15/30	400	432,852
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,000	1,082,130
(AGM), 4.00%, 11/15/30	1,985	2,009,515
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC:
Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,661,003
Series 8, 6.00%, 12/01/42	2,000	2,186,640
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT:
177th Series, 3.50%, 7/15/37	2,000	1,698,180
177th Series, 4.00%, 1/15/43	5,000	4,598,450
178th Series, 5.00%, 12/01/43	285	298,101
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	920	981,364
5.00%, 1/01/42	280	292,785
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	2,480	1,076,742
General, CAB, Series B, 0.00%, 11/15/32 (b)	1,520	681,294
Sub-Series A, 5.00%, 11/15/30	500	547,080

		25,417,192

Utilities — 7.2%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,108,080
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$500	$564,275
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	800	893,208
Series HH, 5.00%, 6/15/32	950	1,031,187
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	500	523,960
Series C (CIFG), 5.25%, 9/01/29	3,000	3,462,060
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/24	875	969,570
6.00%, 5/01/33	2,450	2,825,732
5.75%, 4/01/39	300	336,525
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	1,000	1,083,490
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	3,225	3,533,761

		17,331,848

Total Municipal Bonds in New York		216,594,359
Puerto Rico — 0.5%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,195	1,194,331

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	6

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State — 0.0%
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.25%, 7/01/14 (e)	$55	$55,686

Total Municipal Bonds in Puerto Rico		1,250,017

Total Municipal Bonds — 90.9%		217,844,376

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York — 13.5%
County/City/Special District/School District — 2.9%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	1,800	1,809,720
Sub-Series G-1, Public Improvement, 5.00%, 4/01/29	750	825,712
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,769,229
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	2,250	2,471,090

		6,875,751

Education — 0.6%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.25%, 7/01/29	1,350	1,469,084

State — 1.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,293,436

Transportation — 4.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	6,935,166
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	$1,500	$1,645,755
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,710,212

		10,291,133

Utilities — 4.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,028,434
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	3,967,026
Series A, 4.75%, 6/15/30	4,000	4,339,480

		11,334,940

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 13.5%		32,264,344

Total Long-Term Investments (Cost — $241,099,010) — 104.4%		250,108,720

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00% (h)(i)	5,621,594	5,621,594

Total Short-Term Securities (Cost — $5,621,594) — 2.3%		5,621,594

Total Investments (Cost — $246,720,604*) — 106.7%		255,730,314
Other Assets Less Liabilities — 1.0%		2,258,319
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.7%)		(18,363,810)

Net Assets — 100.0%		$239,624,823

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$228,647,218

Gross unrealized appreciation	$12,696,741
Gross unrealized depreciation	(3,974,222)

Net unrealized appreciation	$8,722,519

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 904,655	$ 5,660

(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire February 15, 2019 is $1,191,304.
(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Net Activity	Shares Held at March 31, 2014	Income

BIF New York Municipal Money Fund	4,783,356	838,238	5,621,594	$ 985

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	8

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

FSA	Financial Security Assurance, Inc.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(291)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$ 35,938,500	$234,937

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	9

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$250,108,720	—	$250,108,720
Short-Term Securities	$5,621,594	—	—	5,621,594

Total	$5,621,594	$250,108,720	—	$255,730,314

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$234,937	—	—	$234,937

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$452,000	—	—	$452,000
Liabilities:
Bank overdraft	—	$(3,151)	—	(3,151)
TOB trust certificates	—	(18,360,577)	—	(18,360,577)

Total	$452,000	$(18,363,728)	—	$(17,911,728)

There were no transfers between levels during the period ended March 31, 2014.
BLACKROCK MULTI-STATE SERIES TRUST	MARCH 31, 2014	10

Item 2 – Controls and Procedures

2(a) –       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2014